                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2819

                         CDC Nvest Cash Management Trust
               (Exact name of registrant as specified in charter)

            399 Boylston Street, Boston, Massachusetts      02116
             (Address of principal executive offices)    (Zip code)

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2801

Date of fiscal year end: June 30, 2004

Date of reporting period: June 30, 2004

Item 1. Reports to Stockholders.

The Registrant's annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                           [LOGO] CDC Nvest Funds(SM)
                     CDC IXIS Asset Management Distributors

                                  Annual Report

                                  June 30, 2004

                        CDC Nvest Cash Management Trust -
                               Money Market Series
                          Reich & Tang Asset Management

                                                      TABLE OF CONTENTS

                                            Management Discussion and
                                               Performance ............   Page 1

                                            Schedule of Investments ...   Page 3

                                            Financial Statements ......   Page 4

--------------------------------------------------------------------------------
                  Cash Management Trust -- Money Market Series
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Objective:
Seeks maximum current income consistent with preservation of capital and liquidity.
--------------------------------------------------------------------------------

Strategy:
Invests primarily in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers.
--------------------------------------------------------------------------------

Manager:
Molly J. Flewharty,
Reich & Tang Asset Management
--------------------------------------------------------------------------------

                                     Annualized Seven-Day Yield -- June 30, 2004
--------------------------------------------------------------------------------

Class A, B & C                                        0.26%

Yields will fluctuate with changes in market conditions.

The seven-day money market yield reflects the Fund's current earnings more closely than total return.

                                   Average Annual Total Returns -- June 30, 2004
--------------------------------------------------------------------------------
Class A (Inception 7/10/78)   1 Year   5 Years       10 Years
Net Asset Value/1/             0.22%    2.62%         3.70%
--------------------------------------------------------------------------------
Class B (Inception 9/13/93)   1 Year   5 Years       10 Years
Net Asset Value/1/             0.22%    2.62%         3.71%
--------------------------------------------------------------------------------
Class C (Inception 3/1/98)    1 Year   5 Years   Since Inception
Net Asset Value/1/             0.22%    2.62%         3.05%
--------------------------------------------------------------------------------

/1/ These returns include reinvestment of distributions, represent past performance and do not predict future results.

The fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although it seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.

Proxy Voting Information

A description of the fund's proxy voting policies and procedures is available
(i) without charge, upon request, by calling CDC Nvest Funds at 800-225-5478;
(ii) on the fund's website at www.cdcnvestfunds.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the fund voted proxies during the 12-month period ended June 30, 2004 is available on the fund's website and the SEC's website.

--------------------------------------------------------------------------------
                  Cash Management Trust -- Money Market Series
--------------------------------------------------------------------------------

                                                           Management Discussion
--------------------------------------------------------------------------------

Historically low interest rates characterized the money markets during fiscal 2004. However, at the close of the period, welcome relief for money market investors came in the form of a 0.25% hike in short-term interest rates - the first increase in more than four years.

For the 12 months ended June 30, 2004, CDC Nvest Cash Management Trust -- Money Market Series maintained a constant value of $1.00 per share and delivered a total return of 0.22% based on the net asset value of Class A shares and $0.00215 per share in reinvested dividends. The fund's seven-day SEC yield at the end of June was 0.26%.

Maturity was managed to maximize income

Shortly before the fund's fiscal year began on July 1, 2003, the Federal Reserve Board lowered the federal funds rate to 1%, the lowest level since 1958, reflecting the Fed's concern about deflation as the economy slowed. The federal funds rate is the rate banks charge one another on overnight loans, and it is a sensitive indicator of general interest-rate trends. The Fed uses this rate to influence the economy, cutting it to spur spending and demand when the economy is weak, and raising it to slow economic growth when inflation threatens.

With yields so low, we strove to capture as much income as possible, focusing on longer-term money market securities to lock in higher yields. At the start of the fund's fiscal year, its average maturity was 64 days. However, as the year wore on we suspected that the Fed might raise interest rates and we wanted to maintain some flexibility to invest in higher-yielding securities should they become available. Consequently, by the mid point in the fiscal year, December 31, 2003, we had trimmed the fund's average maturity to 45 days.

Rate hike will increase income for money market investors

Both the economy and inflation began to show signs of advancing early in 2004. As the fund's fiscal year closed on June 30, 2004, the Fed boosted short-term interest rates to 1.25%. With more interest rate increases almost certain through year end, we reduced the fund's average maturity to free up additional funds to invest in higher yielding securities down the road. As of June 30, average maturity was 35 days.

Commercial paper, agency securities provide yield with liquidity and relative safety

As is generally the case, commercial paper constituted the bulk of the fund's assets. These securities typically offer higher yields than other types of money market instruments, with only slightly higher risk. In addition, because commercial paper is generally in strong supply - which keeps prices down - we believe it offers greater value.

Beginning early in the period, we invested a portion of assets in U.S. government agency securities to boost income without sacrificing safety. The fund also maintained a substantial position in variable-rate demand instruments
- which have yields that are reset periodically - because they represented good value, in our opinion.

Further rate hikes expected by year end

In the statement that accompanied the Fed's most recent interest-rate decision, policy makers said they view inflation prospects as moderate, which should make it possible to increase rates at what the Fed described as a "measured" pace. We expect rates to rise gradually through the remainder of the year, with at least three more quarter-point increases, which would bring the key rate to about 2% by the close of 2004.

Accordingly, we will continue to emphasize high-quality investments and keep average maturity on the shorter side in the coming months. This should give us the liquidity we need to invest in higher-yielding issues as they become available.

This fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although it seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.

The portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.

For more complete information on any CDC Nvest Fund, contact your financial professional or call CDC IXIS Asset Management Distributors, L.P. and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other information can be found in the prospectus. Please read the prospectus carefully before investing.

--------------------------------------------------------------------------------
              NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Cash Management Trust -- Money Market Series
--------------------------------------------------------------------------------

Investments as of June 30, 2004

 Principal
   Amount     Description                                            Value (a)
--------------------------------------------------------------------------------

Investments -- 100.4% of Total Net Assets
              COMMERCIAL PAPER -- 89.5%
              Airline -- 2.1%
$ 7,585,000   New York, NY, City Industrial Development Agency,
              LLC, 1.160%, 7/01/2008(c)                            $  7,585,000
                                                                   ------------
              Asset-Backed -- 22.0%
 16,000,000   Clipper Receivables Corp., 1.500%, 7/01/2004           16,000,000
  5,000,000   Yorktown Capital LLC, 1.060%, 7/14/2004                 4,998,086
  5,000,000   FCAR Owner Trust I, 1.080%, 7/15/2004                   4,997,900
  5,000,000   Lexington Parker Capital Corp., 144A, 1.070%,
              7/16/2004                                               4,997,771
  3,000,000   ASAP Funding, Ltd., 144A, 1.300%, 7/23/2004             2,997,617
 15,000,000   Fountain Square Commercial Funding Corp.,
              144A, 1.080%,                                          14,983,800
              8/06/2004
 19,000,000   Lockhart Funding LLC, 144A, 1.200%, 8/06/2004          18,977,200
  3,000,000   FCAR Owner Trust I, 1.120%, 8/16/2004                   2,995,706
 10,000,000   Ciesco LLC, 144A, 1.300%, 8/16/2004                     9,983,389
                                                                   ------------
                                                                     80,931,469
                                                                   ------------
              Banking -- 13.5%
 10,000,000   Banco Bilbao Vizcaya Argentaria/Puerto Rico,
              1.040%, 7/01/2004                                      10,000,000
 10,000,000   Banco Cuscatlan SA, 1.070%, 7/02/2004                   9,999,703
  5,000,000   Svenska Handelsbanken, Inc., 1.080%, 7/28/2004          4,995,950
  5,000,000   Banco Bilbao Vizcaya Argentaria/Puerto Rico,
              1.100%, 8/02/2004                                       4,995,111
 10,000,000   DNB Nor Bank ASA, 1.500%, 9/21/2004                     9,965,833
  5,000,000   Banco Continental de Panama SA, 1.420%,
              10/01/2004                                              4,981,856
  5,000,000   Bank of America Corp., 1.050%, 1/28/2005 (c)            5,000,000
                                                                   ------------
                                                                     49,938,453
                                                                   ------------
              Building -- 9.3%
  1,125,000   Shayeson-Huff Properties LLC, 1.420%,
              11/01/2016 (c)                                          1,125,000
  2,755,000   Cardiology Building Associates LLC, 1.340%,
              10/01/2021 (c)                                          2,755,000
  2,700,000   J&M LLC, 1.520%, 10/01/2026 (c)                         2,700,000
 17,450,000   MOB Management Two LLC, 1.650%, 12/01/2026 (c)         17,450,000
  5,100,000   VWS McAdory Market LLC, 1.450%, 7/01/2027 (c)           5,100,000
  1,965,000   Daniel Land Co., 1.520%, 10/01/2027 (c)                 1,965,000
  3,130,000   MOB Management One LLC, 1.650%, 12/01/2031 (c)          3,130,000
                                                                   ------------
                                                                     34,225,000
                                                                   ------------
              Education -- 2.4%
  9,000,000   Yale University, 1.060%, 7/14/2004                      8,996,555
                                                                   ------------
              Financial Services -- 10.2%
  5,000,000   Private Export Funding Corp., 144A, 1.050%,
              7/13/2004                                               4,998,249
 10,000,000   Alliance & Leicester PLC, 144A, 1.075%, 7/15/2004       9,995,819
 10,000,000   Alliance & Leicester PLC, 144A, 1.140%,
              10/12/2004                                              9,967,384
  5,000,000   General Electric Capital Corp., 1.359%,
              2/16/2005 (c)                                           5,000,000
  2,345,000   SSK Co. LLC, 1.370%, 11/01/2021 (c)                     2,345,000
  1,970,000   Jobs Co. (The) LLC, 1.790%, 2/01/2022 (c)               1,970,000
  3,285,000   Alpine Capital Investments LLC, 1.350%,
              9/15/2027 (c)                                           3,285,000
                                                                   ------------
                                                                     37,561,452
                                                                   ------------
              General Purpose -- 1.3%
  5,000,000   Michigan State, 1.400%, 12/01/2004                      5,000,000
                                                                   ------------
              Health Care Providers -- 4.1%
 15,000,000   Dean Health Systems, Inc., 1.198%, 7/11/2004           14,995,006
                                                                   ------------
              Hospital -- 0.6%
  2,235,000   Birmingham, AL, Special Care Facilities Financing
              Authority, 1.520, 9/01/2018(c)                          2,235,000
                                                                   ------------
              Multi-Family -- 1.8%
$ 2,100,000   Florida Housing Finance Corp., 1.350%,
              4/01/2034 (c)                                        $  2,100,000
  4,544,838   Los Angeles, CA, Community Redevelopment Agency,
              (Security Building), 1.260%, 12/15/2034 (c)             4,544,838
                                                                   ------------
                                                                      6,644,838
                                                                   ------------
              Public Power/Utility -- 5.1%
 19,000,000   New Jersey Economic Development Authority LLC,
              1.160%, 9/01/2021 (c)                                  19,000,000
                                                                   ------------
              Single-Family -- 1.4%
  5,000,000   Connecticut State Housing Finance Authority,
              1.200%, 5/15/2033 (c)                                   5,000,000
                                                                   ------------
              Special Purpose Entity -- 13.5%
 10,678,000   Long Lane Master Trust IV, 144A, 1.120%,
              7/07/2004                                              10,676,007
  5,000,000   Market Street Funding Corp, 144A, 1.210%,
              7/14/2004                                               4,997,815
 15,000,000   Greyhawk Funding LLC, 144A, 1.150%, 7/15/2004          14,993,292
 10,000,000   Market Street Funding Corp, 144A, 1.280%,
              7/22/2004                                               9,992,533
  9,000,000   American Health Centers, Inc., 1.420%,
              3/01/2019 (c)                                           9,000,000
                                                                   ------------
                                                                     49,659,647
                                                                   ------------
              U.S. Government Agencies -- 2.2%
  2,000,000   Federal Home Loan Bank, 1.500%, 5/04/2005               2,000,000
  4,000,000   Federal National Mortgage Association, 1.750%,
              5/23/2005                                               4,000,000
  2,000,000   Federal Home Loan Bank, 2.020%, 6/08/2005               2,000,000
                                                                   ------------
                                                                      8,000,000
                                                                   ------------
              Total Commercial Paper (Cost $329,772,420)            329,772,420
                                                                   ------------
              TIME DEPOSITS -- 4.1%
 15,200,000   BNP Paribas SA, 1.470%, 1/02/2004                      15,200,000
                                                                   ------------
              Total Time Deposits (Cost $15,200,000)                 15,200,000
                                                                   ------------
              MEDIUM TERM NOTE -- 4.1%
 15,000,000   Caterpillar Financial Services Corp., 1.240%,
              7/09/2004 (c)                                          15,000,000
                                                                   ------------
              Total Medium Term Note (Cost $15,000,000)              15,000,000
                                                                   ------------
              CERTIFICATES OF DEPOSIT -- 2.7%
 10,000,000   Credit Agricole Indosuez SA, 1.125%, 9/30/2004         10,002,714
                                                                   ------------
              Total Certificates of Deposit (Cost $10,002,714)       10,002,714
                                                                   ------------
              SHORT TERM INVESTMENT -- 0.0%
     94,396   Repurchase Agreement with Investors Bank & Trust
              Co. dated 6/30/2004 at 0.70% to be repurchased
              at $94,398 on 7/01/2004, collateralized by
              $98,834 Government National Mortgage
              Association Bond, 3.50%, due 3/20/2032 valued at
              $99,116                                                    94,396
                                                                   ------------
              Total Short Term Investment (Cost $94,396)                 94,396
                                                                   ------------
              Total Investments -- 100.4% (Identified
              Cost $370,069,530) (b)                                370,069,530
              Other assets less liabilities                          (1,523,438)
                                                                   ------------
              Total Net Assets -- 100.0%                           $368,546,092
                                                                   ------------

(a)  See Note 2a of Notes to Financial Statements.
(b) The aggregate cost for federal income tax purposes was $370,069,530. At June 30, 2004, the components of distributable earnings, on a tax basis consisted of $200,537 of undistributed ordinary income and $0 of long-term gains.
(c) Floating rate notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Maturity dates shown represent the ultimate maturity of the notes.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $117,560,876 or 31.9% of net assets.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        Statement of Assets & Liabilities
--------------------------------------------------------------------------------

June 30, 2004

ASSETS
   Investments, at value (Identified Cost $370,069,530)             $370,069,530
Receivable for:
   Shares sold                                                           615,843
   Interest                                                              223,981
                                                                    ------------
                                                                     370,909,354
                                                                    ------------

LIABILITIES
Payable for:
   Shares redeemed                                                     1,805,677
   Dividends payable                                                         666
Accrued Expenses:
   Management fees                                                       120,484
   Deferred Trustees' fees                                               177,333
   Transfer agent                                                        157,287
   Accounting and administrative fees                                     21,801
   Other expenses                                                         80,014
                                                                    ------------
                                                                       2,363,262
                                                                    ------------
NET ASSETS                                                          $368,546,092
                                                                    ============
Net assets consist of:
   Paid in capital                                                  $368,519,636
   Undistributed (overdistributed) net investment income                  26,456
                                                                    ------------
NET ASSETS                                                          $368,546,092
                                                                    ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
   Class A shares:
   Net assets                                                       $338,216,682
                                                                    ============
   Shares of beneficial interest                                     338,188,738
                                                                    ============
   Net asset value and redemption price per share                   $       1.00
                                                                    ============
   Class B shares:
   Net assets                                                       $ 27,802,745
                                                                    ============
   Shares of beneficial interest                                      27,804,732
                                                                    ============
   Net asset value and redemption price per share                   $       1.00
                                                                    ============
   Class C shares:
   Net assets                                                       $  2,526,665
                                                                    ============
   Shares of beneficial interest                                       2,526,381
                                                                    ============
   Net asset value and redemption price per share                   $       1.00
                                                                    ============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                             Statement of Operations
--------------------------------------------------------------------------------

For the Year Ended June 30, 2004

INVESTMENT INCOME
   Interest                                                           $4,870,765
                                                                      ----------

   Expenses
      Management fees                                                  1,697,447
      Trustees' fees and expenses                                         63,559
      Accounting and administrative                                      297,699
      Custodian fees                                                      79,625
      Transfer agent                                                   1,626,983
      Audit and tax services                                              24,189
      Legal fees                                                          28,031
      Shareholder reporting                                               88,521
      Registration fees                                                   57,940
      Miscellaneous                                                       36,119
                                                                      ----------
      Total expenses                                                   4,000,113
                                                                      ----------
Net investment income                                                    870,652
                                                                      ----------

REALIZED GAIN (LOSS) ON INVESTMENTS
      Realized gain (loss) on investments - net                              806
                                                                      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $  871,458
                                                                      ==========

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                    Year Ended      Year Ended
                                                     June 30,        June 30,
                                                       2004            2003
                                                  -------------   -------------
FROM OPERATIONS
   Net investment income                          $     870,652   $   3,936,662
   Net realized gain (loss) on investments                  806           1,073
                                                  -------------   -------------
   Increase in net assets resulting from
      operations                                        871,458       3,937,735
                                                  -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
      Class A                                          (839,709)     (3,638,617)
      Class B                                           (66,133)       (283,294)
      Class C                                            (6,107)        (34,420)
                                                  -------------   -------------
                                                       (911,949)     (3,956,331)
                                                  -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares (a)                 492,470,482     626,533,663
   Net asset value of shares issued in
      connection with the reinvestment of
      dividends from net investment income and
      distributions from net realized gains             891,507       3,848,644
   Cost of shares redeemed                         (583,732,664)   (703,454,020)
                                                  -------------   -------------
Decrease in net assets derived from capital
   share transactions                               (90,370,675)    (73,071,713)
                                                  -------------   -------------
   Total decrease in net assets                     (90,411,166)    (73,090,309)

NET ASSETS
   Beginning of period                              458,957,258     532,047,567
                                                  -------------   -------------
   End of period                                  $ 368,546,092   $ 458,957,258
                                                  =============   =============
UNDISTRIBUTED NET INVESTMENT INCOME               $      26,456   $      67,382
                                                  =============   =============

(a)  Shares of the series are sold and redeemed at net asset value ($1.00).

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period.

                      Income from investment operations:                                 Less distributions:
              --------------------------------------------------  ----------------------------------------------------------------
              Net asset
                value,                 Net realized                  Dividends    Distributions                 Net asset
              beginning      Net      and unrealized  Total from       from          from net                     value,     Total
                  of      investment  gain (loss) on  investment  net investment     realized        Total        end of    return
              the period    income      investments   operations      income      capital gains  distributions  the period    (%)
              ----------  ----------  --------------  ----------  --------------  -------------  -------------  ----------  ------
Class A,B,C
   6/30/2004     $1.00      $0.0022         $--         $0.0022    $(0.0022)           $--         $(0.0022)       $1.00      0.2
   6/30/2003      1.00       0.0076          --          0.0076     (0.0076)            --          (0.0076)        1.00      0.8
   6/30/2002      1.00       0.0175          --          0.0175     (0.0175)(a)         --          (0.0175)        1.00      1.8
   6/30/2001      1.00       0.0524          --          0.0524     (0.0524)(a)         --          (0.0524)        1.00      5.4
   6/30/2000      1.00       0.0498          --          0.0498     (0.0498)(a)         --          (0.0498)        1.00      5.1

The subadviser to the Trust prior to June 1, 2001, was Back Bay Advisors, L.P. Effective June 1, 2001, Reich & Tang Asset Management, LLC became the subadviser to the Trust.

(a)  Including net realized gain (loss) on investments.

                 See accompanying notes to financial statements.

              Ratios to average net assets:
              -----------------------------

Net assets,                       Net
  end of                      investment
the period         Expenses     income
  (000's)             (%)         (%)
-----------        --------   ----------
  $368,546           0.94        0.21
   458,957           0.88        0.77
   532,048           0.91        1.75
   545,151           0.84        5.27
   603,916           0.84        4.96

--------------------------------------------------------------------------------
                          Notes To Financial Statements
--------------------------------------------------------------------------------

For the Year Ended June 30, 2004

1. Organization. CDC Nvest Cash Management Trust - Money Market Series (the "Trust") is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust.

The Trust offers Class A, Class B and Class C shares. The Trust's investment goal is to seek maximum current income consistent with preservation of capital and liquidity.

Shares of the Trust are sold without a front end sales charge. Shares acquired by exchange of shares of another CDC Nvest or Loomis Sayles Fund may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America that require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. The Trust employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the 1940 Act which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

b. Repurchase Agreements. The Trust, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Trust's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The subadviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Trust's ability to dispose of the underlying securities.

c. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

d. Federal Income Taxes. The Trust intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income. Accordingly, no provision for federal income tax has been made. Distributions from net investment income and short-term capital gains are treated as ordinary income for tax purposes.

e. Dividends and Distributions to Shareholders. Dividends and distributions are declared daily to shareholders of record at the time and are paid monthly. Long-term gain distributions, if any, will be made annually. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to deferred Trustee fees.

f. Other. The Trust invests primarily in a portfolio of money market instruments maturing in 397 days or less and whose ratings are within the two highest rating categories of a nationally recognized rating agency or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Trust to meet their obligations may be affected by foreign, economic, political and legal developments in the case of foreign banks, foreign branches, or subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

3. Investment Transactions. For the year ended June 30, 2004, purchases and sales or maturities of short-term obligations (including securities purchased subject to repurchase agreements) were $7,523,355,552 and $7,613,830,978, respectively.

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") is the investment adviser to the Trust. Under the terms of the management agreement, the Trust pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Trust's average daily net assets:

                Percentage of Average Daily Net Assets
----------------------------------------------------------------------
    First          Next           Next           Next          Over
$500 million   $500 million   $500 million   $500 million   $2 billion
------------   ------------   ------------   ------------   ----------
   0.400%         0.375%         0.325%         0.275%        0.225%

--------------------------------------------------------------------------------
                    Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended June 30, 2004

For the year ended June 30, 2004, management fees for the Trust were $1,697,447 (0.400% of average daily net assets).

CDC IXIS Advisers has agreed to voluntarily waive its management fee (and, to the extent necessary bear other expenses of the Trust) in order to preserve the net asset value of the Trust at $1.00 per share. This expense limitation is voluntary and temporary and may be revised or terminated at any time without notice. For the year ended June 30, 2004, no expenses were waived.

CDC IXIS Advisers has entered into a subadvisory agreement on behalf of the Trust with Reich & Tang Asset Management, LLC ("Reich & Tang"). Payments to CDC IXIS Advisers are reduced by payments to the subadviser. CDC IXIS Advisers and Reich & Tang are wholly owned subsidiaries of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"). Certain officers and directors of CDC IXIS Advisers are also officers or Trustees of the Trust.

b. Accounting and Administrative Expense. CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS North America, performs certain accounting and administrative services for the Trust and has subcontracted with Investors Bank & Trust Company ("IBT"), to serve as subadministrator. Pursuant to the agreement between the Trust, CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Companies Trust I ("CDC Nvest Funds Trusts"), Loomis Sayles Funds I, and Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") (collectively, the "Trusts"), and CIS, the Trust pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

          (1) Percentage of Eligible Average Daily Net Assets
              -----------------------------------------------
                      First        Next         Over
                   $5 billion   $5 billion   $10 billion
                   ----------   ----------   -----------
                     0.0675%      0.0625%      0.0500%

              or

          (2) The Trust's pro rata portion, allocated based on the combined assets of the Trusts, of the annual aggregate minimum fee of $5 million.

For the year ended June 30, 2004, the Trust paid $297,699 to CIS for accounting and administrative services.

Prior to October 1, 2003, the annual rate as a percentage of average daily net assets was 0.0600% of the first $5 billion in average daily net assets, 0.0500% of the next $5 billion in average daily net assets, and 0.0450% of average daily net assets over $10 billion. The annual minimum aggregate fee was $3.4 million.

c. Transfer Agent Fees. CIS is the transfer and shareholder servicing agent for the Trust and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Trust pays CIS service fees for servicing shareholder accounts. Classes A, B and C pay service fees monthly representing the higher amount based on the following calculations:

          (1) An annual fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets of Class A, Class B and Class C accounts in the Trust.

                   First         Next           Over
               $650 million   $5 billion   $5.65 billion
               ------------   ----------   -------------
                  0.239%         0.200%        0.195%

              Each Class of shares is subject to a monthly class minimum of $1,500.

              or

          (2) An annual minimum fee of $1.4 million beginning January 1, 2004. For the period from July 1, 2003 to September 14, 2003, an allocated portion of the annual aggregate minimum fee of $1.2 million. For the period September 15, 2003 through December 31, 2003, an allocated portion of the annual aggregate minimum fee of $343,464.

In addition, pursuant to other servicing agreements, the classes pay service fees to other firms that provide similar services for their own shareholder accounts.

For the year ended June 30, 2004, the Trust paid $1,245,781 to CIS as compensation for its services as transfer agent. Additionally, the Trust reimbursed CIS, BFDS and other firms for out-of-pocket expenses.

--------------------------------------------------------------------------------
                   Notes To Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended June 30, 2004

d. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of CDC IXIS Advisers, CDC IXIS Asset Management Distributors, L.P., CDC IXIS North America, CIS or its affiliates. Each other Trustee receives a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $7,000 while each committee chairman receives a retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year; Trustees are compensated for each additional Board or Committee meeting in excess of four per year, at the rate of $4,500 and $1,750, respectively. These fees are allocated to the various series of the Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are also reimbursed for travel expenses in connection with attendance at meetings.

Effective July 1, 2004, each independent Trustee will receive, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees that he or she attends. Each committee chairman will receive an additional retainer fee at the annual rate of $7,000. Each Trustee will be compensated $3,750 per Committee meeting that he or she attends.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in the Trust or certain other series of the Trusts on the normal payment date. Deferred amounts remain in the Trust until distributed in accordance with the Plan.

e. Publishing Services. CIS performs certain desktop publishing services for the Trust. Fees for these services are presented in the statement of operations as shareholder reporting. For the year ended June 30, 2004, the Trust paid $877 to CIS as compensation for these services.

--------------------------------------------------------------------------------
            Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees and Shareholders of CDC Nvest Cash Management Trust - Money Market Series

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CDC Nvest Cash Management Trust - Money Market Series (the "Trust") at June 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 6, 2004

--------------------------------------------------------------------------------
                             Trustees' Information
--------------------------------------------------------------------------------

The Trust is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Trust business and for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Trust and review the Trust's performance.

                              Position(s) Held with the                                        Number of Portfolios in
                                Trust, Term of Office         Principal Occupation(s)         Fund Complex Overseen and
Name, Age and Address         and Length of Time Served        During Past 5 Years**          Other Directorships held
---------------------------   -------------------------   ------------------------------   ------------------------------
INDEPENDENT TRUSTEES

Graham T. Allison, Jr. (64)            Trustee,           Douglas Dillon Professor and     41;
399 Boylston Street              Contract Review and      Director for the Belfer Center   Trustee, Loomis Sayles Funds
Boston, MA 02116                 Governance Committee     of Science and International     Trusts; Director, Taubman
                                       Member;            Affairs, John F. Kennedy         Centers, Inc.; Advisory Board
                                  Until retirement*       School of Government,            Member, USEC Inc.
                                       20 Years           Harvard University

Edward A. Benjamin (66)                Trustee,           Retired                          41;
399 Boylston Street             Audit Committee Member                                     Trustee, Loomis Sayles Funds
Boston, MA 02116                  Until retirement*                                        Trusts; Director, Coal, Energy
                                        1 year                                             Investments & Management, LLC;
                                                                                           Director, Precision Optics
                                                                                           Corporation (optics
                                                                                           manufacturer)

Daniel M. Cain (59)                    Trustee,           President and CEO, Cain          41;
360 Madison Avenue              Chairman of the Audit     Brothers & Company,              Trustee, Loomis Sayles Funds
New York, NY 10017                    Committee           Incorporated (investment         Trusts; Trustee, Universal
                                  Until retirement*       banking)                         Health Realty Income Trust;
                                       8 Years                                             Director, Sheridan Healthcorp

Paul G. Chenault (70)                  Trustee,           Retired; Trustee, First          41;
5852 Pebble Beach Way            Contract Review and      Variable Life (variable life     Trustee, Loomis Sayles
San Luis Obispo, CA 93401        Governance Committee     insurance)                       Funds Trusts; Director,
                                  Until retirement*                                        Mailco Office Products, Inc.
                                        1 year

Kenneth J. Cowan (72)                  Trustee,           Retired                          41;
399 Boylston Street            Chairman of the Contract                                    Trustee, Loomis Sayles
Boston, MA 02116                Review and Governance                                      Funds Trusts
                                      Committee
                                  Until retirement*
                                       29 Years

Richard Darman (61)                    Trustee,           Partner, The Carlyle Group       41;
399 Boylston Street              Contract Review and      (investments); Chairman of the   Trustee, Loomis Sayles
Boston, MA 02116                 Governance Committee     Board of Directors of AES        Funds Trusts; Director and
                                        Member            Corporation (international       Chairman, AES Corporation
                                  Until retirement*       power company); formerly,
                                       8 Years            Professor, John F. Kennedy
                                                          School of Government, Harvard
                                                          University

--------------------------------------------------------------------------------
                             Trustees' Information
--------------------------------------------------------------------------------

                              Position(s) Held with the                                        Number of Portfolios in
                                Trust, Term of Office         Principal Occupation(s)         Fund Complex Overseen and
Name, Age and Address         and Length of Time Served        During Past 5 Years**          Other Directorships held
---------------------------   -------------------------   ------------------------------   ------------------------------
INDEPENDENT TRUSTEES
continued

Sandra O. Moose (62)                   Trustee,           President, Strategic Advisory    41;
One Exchange Place              Audit Committee Member    Services (management con-        Trustee, Loomis Sayles
Boston, MA 02109                  Until retirement*       sulting); formerly, Senior       Funds Trusts; Director,
                                       22 years           Vice President and Director,     Verizon Communications;
                                                          The Boston Consulting Group,     Director, Rohm and Haas
                                                          Inc. (management consulting)     Company (specialty chemicals)

John A. Shane (71)                     Trustee,           President, Palmer Service        41;
200 Unicorn Park Drive           Contract Review and      Corporation (venture capital     Trustee, Loomis Sayles
Woburn, MA 01801                 Governance Committee     organization)                    Funds Trusts; Director,
                                        Member                                             Gensym Corporation;
                                  Until retirement*                                        Director, Overland Storage,
                                       22 years                                            Inc.; Director, Abt
                                                                                           Associates Inc.
INTERESTED TRUSTEES

Robert J. Blanding/1/ (57)             Trustee,           President, Chairman, Director    41;
555 California Street               Not Applicable        and Chief Executive Officer,     Trustee, Loomis Sayles
San Francisco, CA 94104                 1 year            Loomis Sayles                    Funds Trusts

John T. Hailer/2/ (43)                 Trustee,           President and Chief Executive    41;
399 Boylston Street               President and CEO       Officer, CDC IXIS Asset          Trustee, Loomis Sayles
Boston, MA 02116                    Not Applicable        Management Distributors, L.P.;   Funds Trusts
                                       3 years            Executive Vice President,
                                                          Loomis Sayles Funds I;
                                                          President, Loomis Sayles Funds
                                                          II; formerly, Senior Vice
                                                          President, Fidelity
                                                          Investments

Peter S. Voss/3/ (57)                  Trustee,           Chairman and Chief               41;
399 Boylston Street             Chairman of the Board,    Executive Officer, CDC IXIS      Trustee, Loomis Sayles
Boston, MA 02116                    Not Applicable        Asset Management;                Funds Trusts; Trustee,
                                       12 years           Chairman, President and          Harris Associates Investment
                                                          Chief Executive Officer, CDC     Trust/5/
                                                          IXIS Asset Management
                                                          North America, L.P.

OFFICERS

Nicholas H. Palmerino (38)            Treasurer;          Senior Vice President, CDC       Not Applicable
399 Boylston Street                     1 year            IXIS Asset Management
Boston, MA 02116                                          Services, Inc.; Senior Vice
                                                          President, CDC IXIS Asset
                                                          Management Advisers, L.P.;
                                                          formerly, Vice President,
                                                          Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
                             Trustees' Information
--------------------------------------------------------------------------------

                              Position(s) Held with the                                        Number of Portfolios in
                                Trust, Term of Office         Principal Occupation(s)         Fund Complex Overseen and
Name, Age and Address         and Length of Time Served        During Past 5 Years**          Other Directorships held
---------------------------   -------------------------   ------------------------------   ----------------------------
OFFICERS
(continued)

John E. Pelletier (40)                Secretary,          Senior Vice President, General   Not Applicable
399 Boylston Street              Chief Legal Officer      Counsel, Secretary and Clerk,
Boston, MA 02116                 6 years as Secretary     CDC IXIS Distribution
                              Less than 1 year as Chief   Corporation; Executive Vice
                                    Legal Officer         President, General Counsel,
                                                          Secretary and Clerk, CDC IXIS
                                                          Asset Management Distributors,
                                                          L.P.; Executive Vice
                                                          President, General Counsel,
                                                          Secretary and Clerk, CDC IXIS
                                                          Asset Management Advisers,
                                                          L.P.; Executive Vice
                                                          President, General Counsel,
                                                          Secretary, Clerk, and
                                                          Director, CDC IXIS Asset
                                                          Management Services, Inc.

Frank LoPiccolo (50)            Anti-Money Laundering     Senior Vice President, CDC       Not Applicable
399 Boylston Street                    Officer            IXIS Asset Management, Inc.
Boston, MA 02116                        1 year

* All Trustees serve until retirement, resignation or removal from the Board. The current retirement age is 72. At a meeting held on February 27, 2004, the Trustees voted to suspend the retirement policy until 2005.

** Each person listed above holds the same position(s) with the CDC Nvest Funds and Loomis Sayles Funds Trusts. Previous positions during the past five years with the Distributor, CDC IXIS Advisers or Loomis Sayles are omitted, if not matrially different from a Trustee's or Officer's current position with such entity. As indicated, each Trustee is also a Trustee of certain other investment companies for which the Distributor acts as principal underwriter.

/1/ Mr. Blanding is deemed an "interested person" of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts because he holds the following positions with affiliated persons of the Trusts: President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

/2/ Mr. Hailer is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trusts: Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation ("CDC IXIS Distribution Corporation"); and President and Chief Executive Officer of CDC IXIS Advisers.

/3/ Mr. Voss is deemed an "interested person" of the Trust because he holds the following positions with affiliated persons of the Trust: Director of CDC IXIS Asset Management Services, Inc. ("CIS"); Director of CDC IXIS Distribution Corporation; Director and Chairman of CDC IXIS Asset Management Associates Inc.; Director of AEW Capital Management, Inc.; Director of Harris Associates, Inc.; Director of Loomis Sayles; Member of Reich & Tang Asset Management, LLC; Director of Westpeak Investment Advisors, Inc.; Director of Vaughan Nelson Investment Management, L.P.; Director, Hansberger Group, Inc.; Member, Board of Managers, Harris Alternatives L.L.C.; and Director and Member of the Executive Board of CDC IXIS Asset Management.

/4/ As of December 31, 2003, Harris Associates Investment Trust had seven series that were overseen by its Board of Trustees.

Item 2. Code of Ethics.
The Trust has adopted a code of Ethics that applies to the Trust's principal executive officer, principal financial officer and persons performing similar functions, a copy of which is filed as Exhibit (a)(1) filed herewith.

Item 3. Audit Committee Financial Expert.
The Board of Trustees of the Trust has established an audit committee. Ms. Sandra O. Moose, and Messrs. Edward A. Benjamin and Daniel M. Cain, all members of the audit committee, have been designated as financial experts. Each of these individuals is also an Independent Trustee of the Trust.

Item 4. Principal Accountant Fees and Services.
Fees paid to Principal Accountant by the Fund. The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Trust's annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the registrant's financial statements and but not reported under "Audit Fees"); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Trust, other than the services provided reported as a part of (a) through (c) of this Item.

                                            Audit-related
                            Audit fees           fees/1/    Tax fees/2/    All other fees
-----------------------------------------------------------------------------------------
                          2003      2004     2003    2004   2003    2004    2003    2004
-----------------------------------------------------------------------------------------
Cash Management Trust   $22,300   $22,300    N/A     N/A   1,900   1,900     N/A     N/A
-----------------------------------------------------------------------------------------

Aggregate fees billed to the Trust for non-audit services for 2004 and 2003 were $1,900 and $1,900 respectively.

Fees paid to Principal Accountant By Adviser and Control Affiliates. The following table sets forth the non-audit services provided by the Trust's principal accountant to CDC IXIS Asset Management Advisers, L.P. and entities controlling, controlled by or under common control with CDC IXIS Asset Management Advisers, L.P. that provide ongoing services to the Trust ("Control Affiliates") for the last two fiscal years.

                        Audit-related fees/1/     Tax fees    All other fees
----------------------------------------------------------------------------
                           2003      2004       2003   2004     2003   2004
----------------------------------------------------------------------------
Control Affiliates       $91,000   $102,239      N/A    N/A      N/A    N/A
----------------------------------------------------------------------------

/1/. The audit related fees consist of performing a SAS 70 internal examination for one Trust affiliate and the review of anti-money laundering procedures for the Trust's transfer agent.

Aggregate fees billed to Control Affiliates for non-audit services during 2004 and 2003 were $122,239 and $110,000, respectively

None of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre Approval Policies.

     Annually, the Trust's Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Trust and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

     If, in the opinion of management, a proposed engagement by the Trust's independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review of the full Audit committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Schedule of Investments.
Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not Applicable.

Item 9. Submission of Matters to a Vote of Securities Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 10. Controls and Procedures.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 11. Exhibits.

     (a)  (1) Code of Ethics is filed herewith.
     (a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), as herewith as exhibit (a)(2)(1) and (a)(2)(2)
     (a)  (3) Not applicable.
     (b) Certification of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      CDC Cash Management Trust


                                      By: /s/ John T. Hailer
                                          --------------------------------------
                                      Name: John T. Hailer
                                      Title: President & Chief Executive Officer
                                      Date: August 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                      By: /s/ John T. Hailer
                                          --------------------------------------
                                      Name: John T. Hailer
                                      Title: President & Chief Executive Officer
                                      Date: August 20, 2004


                                      By: /s/ Nicholas H. Palmerino
                                          --------------------------------------
                                      Name: Nicholas H. Palmerino
                                      Title: Treasurer
                                      Date: August 20, 2004